Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 511,039	$ 553,079	$ 549,543	$ 228,250
Restricted cash	487,516	534,707
Accounts receivable trade, net of allowance for doubtful accounts of $3,852 and $3,007 as of December 31, 2015 and 2016, respectively	400,251	426,803
Inventories	295,371	334,489
Amounts due from related parties	19,082	104,579
Derivative assets - current	12,270	6,259
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,225 as of December 31, 2015 and 2016, respectively	29,312	31,886
Prepaid expenses and other current assets	266,826	78,140
Total current assets	3,790,763	2,264,093
Deferred tax assets - non-current	229,980	97,134
Other non-current assets	117,245	138,910
TOTAL ASSETS	5,406,606	4,413,928
Current liabilities:
Short-term borrowings	1,600,033	1,156,576
Accounts payable	440,116	512,510
Amounts due to related parties	19,912	90,002
Derivative liabilities - current	9,625	35,228
Other current liabilities	171,070	151,242
Total current liabilities	3,721,066	2,656,324
Accrued warranty costs	61,139	65,193	54,644	40,605
Convertible notes	125,569	146,674
Long-term borrowings	493,455	606,577
Derivative liabilities - non-current		17,358
Liability for uncertain tax positions	8,431	14,468
TOTAL LIABILITIES	4,507,216	3,581,418
Equity:
Common shares - no par value: unlimited authorized shares, 55,965,443 and 57,830,149 shares issued and outstanding at December 31, 2015 and 2016, respectively	701,283	677,103
Additional paid-in capital	(8,897)	(17,139)
Retained earnings	284,109	218,860
Accumulated other comprehensive loss	(91,814)	(59,856)
Total Canadian Solar Inc. shareholders' equity	884,681	818,968
TOTAL LIABILITIES AND EQUITY	5,406,606	4,413,928
Parent Company
Current assets:
Cash and cash equivalents	21,348	34,206	$ 3,455	$ 29,585
Restricted cash		6,512
Accounts receivable trade, net of allowance for doubtful accounts of $3,852 and $3,007 as of December 31, 2015 and 2016, respectively	103	2,268
Inventories		146
Amounts due from related parties	419,075	725,063
Derivative assets - current	2,425	1,030
Advances to suppliers, net of allowance for doubtful accounts of $5,225 and $5,225 as of December 31, 2015 and 2016, respectively		226
Prepaid expenses and other current assets	4,871	13,809
Total current assets	447,822	783,260
Investment in subsidiaries	789,633	765,880
Deferred tax assets - non-current	22,609	2,204
Other non-current assets	64,903	59,571
TOTAL ASSETS	1,324,967	1,610,915
Current liabilities:
Short-term borrowings	10,000	10,000
Accounts payable	3	8
Amounts due to related parties	73,053	202,359
Derivative liabilities - current	1,914	27,029
Other current liabilities	10,952	12,661
Total current liabilities	95,922	252,057
Accrued warranty costs	2,950	15,331
Convertible notes	125,569	146,674
Long-term borrowings	190,000	364,680
Derivative liabilities - non-current	20,054
Liability for uncertain tax positions	5,791	13,205
TOTAL LIABILITIES	440,286	791,947
Equity:
Common shares - no par value: unlimited authorized shares, 55,965,443 and 57,830,149 shares issued and outstanding at December 31, 2015 and 2016, respectively	701,283	677,103
Additional paid-in capital	(8,897)	(17,139)
Retained earnings	284,109	218,860
Accumulated other comprehensive loss	(91,814)	(59,856)
Total Canadian Solar Inc. shareholders' equity	884,681	818,968
TOTAL LIABILITIES AND EQUITY	$ 1,324,967	$ 1,610,915